Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 195,850	₩ 210,682	₩ 187,768
Interest cost	2,391	10,280	11,265
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Opening defined benefit obligations	1,401,396	1,381,648
Current service cost	195,850	210,682
Interest cost	40,844	39,420
Remeasurements (before tax)	(114)	(161,082)
Benefit payments	(76,011)	(65,099)
Transfers from (to) related parties	534	(4,205)
Others	(75)	32
Closing defined benefit obligations	₩ 1,562,424	₩ 1,401,396	₩ 1,381,648